Other Expense, Net	12 Months Ended
Dec. 31, 2022
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

15.    OTHER EXPENSE, NET

Other expense, net on the consolidated statements of operations and comprehensive loss is comprised of the following for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Other expense, net:
Interest income	$390	$7
Change in fair value of derivative and warrant liability	(606)	(4,920)
Other income (expense), net	32	(502)
Total other expense, net	$(184)	$(5,415)